Salaries and social security payables - Expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit expenses and severance payments
Salaries	$ (8,741)	$ (6,954)	$ (5,166)
Social security expenses	(2,846)	(2,147)	(1,642)
Severance indemnities and termination benefits	(944)	(521)	(319)
Other employee benefits	(187)	(178)	(126)
Total employee benefits expense	$ 12,718	$ 9,800	$ 7,253